Trade and Other Payables - Schedule of Trade and Other Payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Line Items]
Trade and other payables	R$ 218,219	R$ 184,618
Trade payables – supply chain financing arrangement – domestic operations [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables	23,219	21,967
Trade payables – supply chain financing arrangement – foreign operations [Member]
Schedule of Trade and Other Payables [Line Items]
Trade and other payables	R$ 195,000	R$ 162,651